Share-Based Compensation (Schedule Of Total Employee And Non-Employee Stock Options Outstanding Vested And Expected To Vest And Exercisable) (Detail) (USD $)
In Millions, except Share data in Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Stock options outstanding, Opening balance	19,451		18,208
No. of Options, Exercised	(3,278)		(713)
No. of Options, Granted	5,182		4,241
No. of Options, Forfeited	(1,023)		(489)
No. of Options, Expired	(2,135)		(1,796)
Stock options outstanding, Closing balance	18,197		19,451
WAEP, Opening balance	$ 10.55	[1]	$ 13.14	[1]
No. of Options, Vested and expected to vest at December 31, 2012	17,399
WAEP, Exercised	$ 5.65	[1]	$ 6.22	[1]
No. of Options, Exercisable at December 31, 2012	12,522
WAEP, Granted	$ 12.23	[1]	$ 7.62	[1]
WAEP, Forfeited	$ 11.24	[1]	$ 8.84	[1]
WAEP, Expired	$ 17.82	[1]	$ 32.01	[1]
WAEP, Closing balance	$ 10.77	[1]	$ 10.55	[1]
WAEP, Vested and expected to vest at December 31, 2012	$ 10.76	[1]
WAEP, Exercisable at December 31, 2012	$ 11.06	[1]
Weighted Average Remaining Contractual Life, Outstanding at December 31,2012 (in years)	6 years 2 months 12 days
Weighted Average Remaining Contractual Life, Vested and expected to vest at December 31, 2012 (in years)	6 years 1 month 6 days
Weighted Average Remaining Contractual Life, Exercisable at December 31, 2012 (in years)	5 years
Aggregate intrinsic value, Outstanding at December 31, 2012	$ 29.0
Aggregate intrinsic value, Vested and expected to vest at December 31, 2012	28.1
Aggregate intrinsic value, Exercisable at December 31, 2012	$ 21.6

[1]	Weighted-average exercise price